Jack-Up Rigs (Tables)	6 Months Ended
Jun. 30, 2023
Jack Up Rigs [Abstract]
Schedule of Jack-Up Rigs

	June 30, 2023	December 31, 2022
(In $ millions)
Opening balance	2,589.1	2,730.8
Additions	65.2	100.2
Depreciation and amortization	(55.4)	(114.9)
Disposals	—	(119.7)
Impairment	—	(7.3)
Total	2,598.9	2,589.1